Share Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Disclosure of Liability Classified Plans

Liability Classified Plans

	Restricted Share Units	Performance Share Units	Executive Performance Share Units	Non- Management Directors’ DSUs	Total
Balance, December 31, 2018	$5,409	$4,521	$—	$2,481	$12,411
Expensed during the period	5,755	1,583	—	855	8,193
Payments	(3,846)	(3,246)	—	—	(7,092)
Balance, December 31, 2019	7,318	2,858	—	3,336	13,512
Expensed during the period	3,119	2,787	—	(1,551)	4,355
Reclassification from equity-settled plans	—	—	6,833	—	6,833
Payments	(3,813)	(894)	—	(176)	(4,883)
Balance, December 31, 2020	$6,624	$4,751	$6,833	$1,609	$19,817
Current	4,212	1,120	2,978	—	8,310
Long-term	2,412	3,631	3,855	1,609	11,507
	$6,624	$4,751	$6,833	$1,609	$19,817

Summary of Shares Outstanding Under Share Based Incentive Plans

A summary of the RSUs and PSUs outstanding under these share based incentive plans is presented below:

	RSUs Outstanding	PSUs Outstanding
December 31, 2018	202,796	227,150
Granted	209,368	101,945
Redeemed	(75,284)	(66,138)
Forfeited	(19,976)	(96,189)
December 31, 2019	316,904	166,768
Granted	363,253	502,558
Redeemed	(127,884)	(39,028)
Forfeited	(67,491)	(64,919)
December 31, 2020	484,782	565,379

Summary of Status of Equity Incentive Plan

A summary of the status of the equity incentive plan is presented below:

Canadian Share Options	Options Outstanding	Range of Exercise Prices	Weighted Average Exercise Price	Options Exercisable
December 31, 2018	236,658	$ 87.00 – 286.20	$155.56	189,324
Forfeited	(35,579)	143.00 – 213.40	210.29
December 31, 2019	201,079	87.00 – 286.20	145.88	178,453
Forfeited	(52,414)	87.00 – 203.00	165.79
December 31, 2020	148,665	$ 87.00 – 286.20	$138.86	141,156

U.S. Share Options	Options Outstanding	Range of Exercise Prices (US$)	Weighted Average Exercise Price (US$)	Options Exercisable
December 31, 2018	303,293	$ 64.20 – 214.80	$103.47	161,204
Granted	29,965	51.20 – 51.20	51.20
Forfeited	(15,105)	155.80 – 214.80	213.54
December 31, 2019	318,153	51.20 – 183.60	93.32	217,441
Forfeited	(34,360)	64.20 – 183.60	151.92
December 31, 2020	283,793	$ 51.20 – 183.60	$86.23	239,521

Range of Exercise Prices for Options Outstanding
Canadian Share Options	Total Options Outstanding			Options Exercisable
Range of Exercise Prices:	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price
$ 87.00 – 139.99	47,970	$88.17	3.09	40,461	$88.38
140.00 – 279.99	99,710	161.80	1.19	99,710	161.80
280.00 – 286.20	985	286.20	0.34	985	286.20
$ 87.00 – 286.20	148,665	$138.86	1.80	141,156	$141.62

U.S. Share Options	Total Options Outstanding			Options Exercisable
Range of Exercise Prices (US$):	Number	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price (US$)
$ 51.20 – 79.99	176,603	$64.01	3.49	132,331	$65.04
80.00 – 139.99	91,240	112.21	2.38	91,240	112.21
140.00 – 183.60	15,950	183.60	0.12	15,950	183.60
$ 51.20 – 183.60	283,793	$86.23	2.94	239,521	$90.90

Summary of Shares Outstanding Under Share Based Incentive Plans

A summary of the RSUs and PSUs outstanding under these share based incentive plans is presented below:

	RSUs Outstanding	PSUs Outstanding
December 31, 2018	202,796	227,150
Granted	209,368	101,945
Redeemed	(75,284)	(66,138)
Forfeited	(19,976)	(96,189)
December 31, 2019	316,904	166,768
Granted	363,253	502,558
Redeemed	(127,884)	(39,028)
Forfeited	(67,491)	(64,919)
December 31, 2020	484,782	565,379

Executive Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Shares Outstanding Under Share Based Incentive Plans

A summary of the activity under this share based incentive plan is presented below:

Executive Performance Share Units	Outstanding
December 31, 2018	159,553
Granted	210,580
Forfeited	(1,288)
December 31, 2019	368,845
Redeemed	(57,442)
Forfeited	(22,696)
December 31, 2020	288,707

Summary of Shares Outstanding Under Share Based Incentive Plans

A summary of the activity under this share based incentive plan is presented below:

Executive Performance Share Units	Outstanding
December 31, 2018	159,553
Granted	210,580
Forfeited	(1,288)
December 31, 2019	368,845
Redeemed	(57,442)
Forfeited	(22,696)
December 31, 2020	288,707

Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Shares Outstanding Under Share Based Incentive Plans	A summary of the DSUs outstanding under this share based incentive plan is presented below:

Deferred Share Units	Outstanding
Balance December 31, 2018	52,682
Granted	36,931
Balance December 31, 2019	89,613
Redeemed	(12,039)
Balance December 31, 2020	77,574

Summary of Shares Outstanding Under Share Based Incentive Plans	A summary of the DSUs outstanding under this share based incentive plan is presented below:

Deferred Share Units	Outstanding
Balance December 31, 2018	52,682
Granted	36,931
Balance December 31, 2019	89,613
Redeemed	(12,039)
Balance December 31, 2020	77,574

Deferred Share Units (DSUs) [Member] | Equity-Settled Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Shares Outstanding Under Share Based Incentive Plans	A summary of this share based incentive plan is presented below:
Deferred Share Units	Outstanding
December 31, 2018 and 2019	4,659
Redeemed	(3,189)
December 31, 2020	1,470

Summary of Shares Outstanding Under Share Based Incentive Plans	A summary of this share based incentive plan is presented below:
Deferred Share Units	Outstanding
December 31, 2018 and 2019	4,659
Redeemed	(3,189)
December 31, 2020	1,470